Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of detailed information about property, plant and equipment

	Fixtures and fittings £’000	Leasehold improvements £’000	Computer equipment £’000	Laboratory equipment £’000	Right of use asset £’000	Total £’000
Cost
At 1 January 2019	253	2,013	383	3,651	–	6,300
Adoption of IFRS 16 Leases	–	–	–	–	395	395
Additions	4	137	23	223	822	1,209
Effect of modification to lease terms	–	–	–	–	(82)	(82)
Exchange differences	(9)	(112)	(3)	(136)	(11)	(271)
At 31 December 2019	248	2,038	403	3,738	1,124	7,551
Additions	–	58	16	135	–	209
Effect of modification to lease terms	–	–	–	–	(678)	(678)
Disposal	(202)	(2,184)	(185)	(2,323)	(316)	(5,210)
Exchange differences	7	92	2	112	58	271
At 31 December 2020	53	4	236	1,662	188	2,143
Additions	57	53	16	194	720	1,040
Transfer	–	–	–	(155)	155	–
Effect of modification to lease terms	–	–	–	–	(24)	(24)
Disposal	(50)	(4)	(10)	(138)	(164)	(366)
At 31 December 2021	60	53	242	1,563	875	2,793

	Fixtures and fittings £’000	Leasehold improvements £’000	Computer equipment £’000	Laboratory equipment £’000	Right of use asset £’000	Total £’000
Accumulated depreciation
At 1 January 2019	241	1,485	265	2,326	–	4,317
Charge for the year	2	400	70	507	303	1,282
Exchange differences	(8)	(91)	(3)	(93)	(7)	(202)
At 31 December 2019	235	1,794	332	2,740	296	5,397
Charge for the year	9	310	50	720	118	1,207
Disposals	(202)	(2,183)	(185)	(2,300)	(316)	(5,186)
Exchange differences	7	81	2	79	14	183
At 31 December 2020	49	2	199	1,239	112	1,601
Transfer	–	–	–	(74)	74	–
Charge for the year	8	5	22	178	190	403
Disposals	(50)	(3)	(8)	(138)	(164)	(363)
At 31 December 2021	7	4	213	1,205	212	1,641
Net book value
At 31 December 2021	53	49	29	358	663	1,152
At 31 December 2020	4	2	37	423	76	542
At 31 December 2019	13	244	71	998	828	2,154